U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Report of Securities Sold
                             Pursuant to Rule 24f-2

            Read             instructions at end of Form before  preparing Form.
                             Please print or type.


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1.   Name and address of Issuer:

      The Caldwell and Orkin Funds, Inc.
      2050 Tower Place   3340 Peachtree Road
      Atlanta, GA   30326

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2.   Name of each series or class of funds for which this notice is filed:
       Caldwell and Orkin Funds
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3.   Securities Act File Number:
       33 - 35156

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4(a). Last day of fiscal year for which this notice is filed: 4/30/98


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4(b).  Check box if this Form is being  filed late (ie.,  more than 90  calendar days after the end  of the issuer's fiscal year). (see  Instructions  A.2)

Note:
If the Form is being filed late, interst must be paid on the registration fee due.


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4( c ). Check box if this is the last time issuer will be filing this Form.

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5     Caculation of registration fee:

        ( I ) Aggregate sale price of securities sold during the fiscal year pursuant to section 24( f ): $ 166,468,724

        ( ii ) Aggregate price of securities redeemed or repurchased during the fiscal year: $ 85,213,983

        ( iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11,1995 that were not previously used to reduce registration fees payable to the Commission: $ 0

        ( iv )  Total available redemption credits ( add Items 5(ii) and 5(iii):
                $85,213,983

        ( v ) Net sales -- if Item 5(I) is greater than item 5(iv) [ subtract item 5(iv) from Item 5(I)]: $ 81,254,741

        (vi)    Redemption  credits  available  for use in future years if
                Item 5(I) is less than item 5(iv) [subtract item 5(iv) from 5(I)]: $ 0

       (vii) Multiplier for determining registration fee (see Instructions C.9) 0.000295

        (viii) Registration fee due (multiply 5(v) by item 5(vii)) (enter 0 if no fee is due $ 23,970.15

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6.              Prepaid Shares

        If the response to item 5(I) was determined by deducting an amount of securites that were registered under the Securities act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securites (number of shares or other units) deducted here:
                If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:


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7.      Interest  due -- if this  form is being  filed  more than 90 days after the end of the issuer's fiscal year (see  Instruction D): $ 0

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8.      Total of the amount of the registration fee due plus interst due [line
        5(viii plus line 7]:
        $   23,970.15

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9.      Date  the  registration  fee and any  interest  payment  was sent to the
        Commission's lockbox depository:

        Method of delivery:

                                                Mail            [ X]
                                                Wire Transfer   [  ]

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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title)*
                               -------------------------------------------

                                /S/ Micheal B. Orkin President.
                               -------------------------------------------


     Date       7/13/98
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  *Please print the name and title of the signing officer below the signature.

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